Form N-1A Supplement	Nov. 05, 2025
BNY Mellon Opportunistic Midcap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BNY MELLON ADVANTAGE FUNDS, INC.
- BNY Mellon Opportunistic Midcap Value Fund

Supplement to Current Summary Prospectus, Prospectus and Statement of Additional
Information

On December 31, 2025 (the "Effective Date"), the fund will change its name to "BNY Mellon Midcap Value Fund."